Accrued Expenses and Other Liabilities (Tables)	12 Months Ended
Jun. 30, 2024
Accrued Expenses and Other Liabilities [Abstract]
Schedule of Accrued Expenses and Other Liabilities	Accrued expenses and other liabilities consist of the following:
	As of June 30,
	2024	2023
Payables to third parties	$3,793,161	$297,700
VAT payable (1)	1,333,470	909,710
Interest payable	95,326	-
Payroll payable	41,282	5,575
Accrued expenses and other liabilities	$5,263,239	$1,212,985
(1)	The balance of VAT payable is due to the service revenues generated in the PRC, which is subject to 6% of VAT rate.